Additional capital disclosures (Tables)	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Summary of Capital Structure

The capital structure as at March 31, 2019 and 2018 was as follows:

	As at March 31,
	2019	2018	% Change
Total equity attributable to the equity shareholders of the Company	$552,419	$494,956	19%
As percentage of total capital	90%	85%
Long term debt (1)	61,800	89,900	(24)%
Total debt	$61,800	$89,900	(24)%
As percentage of total capital	10%	15%

Total capital (debt and equity)	$614,219	$584,856	10%

Note:

(1)	Before netting off debt issuance cost of $409 and $769 as at March 31, 2019 and March 31, 2018, respectively.